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                                              Rule 497(d)
                                              Reg. No. 33-52459



                       National Municipal Trust Series 167


                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.